PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 789	€ 768
Fair value of plan assets	(435)	(445)
Deficit of funded plans	354	323
Present value of unfunded obligation	361	347
Net liability arising from defined benefit obligation	715	670
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	789	768
Fair value of plan assets	(435)	(445)
Deficit of funded plans	354	323
Present value of unfunded obligation	131	127
Net liability arising from defined benefit obligation	485	450
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Present value of unfunded obligation	230	220
Net liability arising from defined benefit obligation	€ 230	€ 220